RELATED PARTY DEPOSITS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
RELATED PARTY DEPOSITS

4. RELATED PARTY DEPOSITS

During the periods ending March 31, 2022 and December 31, 2021, the Company paid a deposit of $227,642 and $450,000, respectively, to BrewBilt Manufacturing for fabrication of a brewery system. As of March 31, 2022, the Company has paid a total deposit of $677,642 and anticipates the system will be complete within three to six months.

All fabricated equipment is non-refundable. Any equipment purchased by BrewBilt Manufacturing on behalf of the company would potentially be refundable based on the individual manufacturers return policy.

3. RELATED PARTY DEPOSITS

During the year ended December 31, 2021, the Company paid a deposit of $450,000 to BrewBilt Manufacturing to begin fabrication of a brewery system. The Company anticipates the system will be complete within six to nine months.